EQUITY (Details) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2022 USD ($) Options shares	Dec. 31, 2023 USD ($) Options Vote shares	Oct. 31, 2023 USD ($) shares	Aug. 31, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Jan. 25, 2023 shares	Feb. 28, 2022 USD ($) shares	Dec. 31, 2021 Options
EQUITY
Number of shares issued for acquisition		1,228,410	633,681				12,250,000	959,907	1,600,499
Shares issued | $								$ 6,573
Number of shares issued		36,138,588
Share capital | $	[1]	$ 0	$ 0
Number of votes per Ordinary share | Vote			1
Preferred Shares, number of votes per Ordinary share into which such Preferred Shares could then be converted | Vote			1
one founding airline group members
EQUITY
Number of shares issued					59,368
Share capital | $					$ 184
Three founding airline group members
EQUITY
Share capital | $		$ 2,621	$ 58
Number of additional shares eligible to receive			317,023
Two Founding Airline Group Members
EQUITY
Number of shares issued				59,368
Share capital | $				$ 136
Number of additional shares eligible to receive		118,735
Third Founding Airline Group Members
EQUITY
Number of shares issued		59,367
7LFreight
EQUITY
Number of shares issued			17,998			32,739
Share capital | $						$ 113
Preferred shares
EQUITY
Number of votes per Ordinary share | Vote			1
Dividend rate (in percentage)			6.00%

[1]	Represents an amount lower than $1.